Disclosure of detailed information about short term investments (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Short Term Investments [Line Items]
Short term investments	$ 380	$ 75,000
GIC - matured December 21, 2018 [Member]
Disclosure Of Short Term Investments [Line Items]
Interest rate	1.55%
Short term investments	$ 0	25,000
GIC - matured August 27, 2019 [Member]
Disclosure Of Short Term Investments [Line Items]
Interest rate	2.00%
Short term investments	$ 0	50,000
Equity securities in VIVO Cannabis Inc. [Member]
Disclosure Of Short Term Investments [Line Items]
Short term investments	$ 380	$ 0